UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):[ x ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     May 14, 2008

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total:      $123,790


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                Title of                      Value      Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                  class              CUSIP      (x$1000)   Prn Amt Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------   ---------  --------  -------- --- ---- -------  ----------------------------
ABERDEEN ASIA PACIFIC INC       COM                003009107         208    33600SH       SOLE                  0      0   33600
ALEXANDER & BALDWIN INC         COM                014482103        2775    64410SH       SOLE                  0      0   64410
ANAREN INC                      COM                032744104        1307   103224SH       SOLE                  0      0  103224
BERKSHIRE HATHAWAY INC DEL      CL B               084670207        7559     1690SH       SOLE                  0      0    1690
BLACKROCK CA INSD MUN 2008 T    COM                09247g108         179    11800SH       SOLE                  0      0   11800
CENTRAL EUROPE AND RUSSIA FD    COM                153436100        2008    42352SH       SOLE                  0      0   42352
CHESAPEAKE ENERGY CORP          COM                165167107        4195    90900SH       SOLE                  0      0   90900
CIMAREX ENERGY CO               COM                171798101        4702    85900SH       SOLE                  0      0   85900
CISCO SYS INC                   COM                17275r102         331    13756SH       SOLE                  0      0   13756
CLEVELAND CLIFFS INC            COM                185896107        5375    44855SH       SOLE                  0      0   44855
ENCORE ACQUISITION CO           COM                29255w100        3653    90695SH       SOLE                  0      0   90695
FAIRFAX FINL HLDGS LTD          SUB VTG            303901102        1874     6527SH       SOLE                  0      0    6527
GENERAL DYNAMICS CORP           COM                369550108        5188    62225SH       SOLE                  0      0   62225
GENERAL ELECTRIC CO             COM                369604103        3104    83870SH       SOLE                  0      0   83870
GMX RES INC                     COM                38011m108        2883    82540SH       SOLE                  0      0   82540
GREENBRIER COS INC              COM                393657101        1208    45545SH       SOLE                  0      0   45545
H & E EQUIPMENT SERVICES INC    COM                404030108         639    50833SH       SOLE                  0      0   50833
HARRIS & HARRIS GROUP INC       COM                413833104         849   119011SH       SOLE                  0      0  119011
INTERNATIONAL GAME TECHNOLOG    COM                459902102        1903    47325SH       SOLE                  0      0   47325
ISHARES INC                     MSCI BRAZIL        464286400        3197    41500SH       SOLE                  0      0   41500
ISHARES INC                     MSCI PAC J IDX     464286665        4141    30545SH       SOLE                  0      0   30545
ISHARES SILVER TRUST            ISHARES            46428q109        2176    12770SH       SOLE                  0      0   12770
JOHNSON & JOHNSON               COM                478160104        5432    83743SH       SOLE                  0      0   83743
KAYNE ANDERSON ENRGY TTL RT     COM                48660p104         395    15575SH       SOLE                  0      0   15575
KEY ENERGY SVCS INC             COM                492914106        1236    92135SH       SOLE                  0      0   92135
LEUCADIA NATL CORP              COM                527288104        6258   138400SH       SOLE                  0      0  138400
MARKET VECTORS ETF TR           GOLD MINER ETF     57060u100        4581    96035SH       SOLE                  0      0   96035
MICROSOFT CORP                  COM                594918104        2577    90820SH       SOLE                  0      0   90820
ONEOK INC NEW                   COM                682680103        4010    89860SH       SOLE                  0      0   89860
PHARMACEUTICAL PROD DEV INC     COM                717124101        2709    64655SH       SOLE                  0      0   64655
PORTFOLIO RECOVERY ASSOCS IN    COM                73640q105        3759    87648SH       SOLE                  0      0   87648
POSCO                           SPONSORED ADR      693483109        2500    21010SH       SOLE                  0      0   21010
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD     73936b408         895    24550SH       SOLE                  0      0   24550
POWERSHS DB MULTI SECT COMM     DB ENERGY FUND     73936b101         897    23025SH       SOLE                  0      0   23025
POWERSHARES ETF TRUST           DYN BIOT & GEN     73935x856        1678   100000SH       SOLE                  0      0  100000
POWERSHARES ETF TRUST           WNDRHLL CLN EN     73935x500        2895   147695SH       SOLE                  0      0  147695
SK TELECOM LTD                  SPONSORED ADR      78440p108        3741   173115SH       SOLE                  0      0  173115
STREETTRACKS GOLD TR            GOLD SHS           863307104        3065    33905SH       SOLE                  0      0   33905
SUNOCO INC                      COM                86764p109        2288    43613SH       SOLE                  0      0   43613
SUNOPTA INC                     COM                8676ep108        2003   392650SH       SOLE                  0      0  392650
SUPERIOR ENERGY SVCS INC        COM                868157108        4936   124595SH       SOLE                  0      0  124595
TEMPLETON GLOBAL INCOME FD      COM                880198106        4203   439200SH       SOLE                  0      0  439200
TRANSOCEAN INC NEW              SHS                g90073100        3553    26278SH       SOLE                  0      0   26278
WINTHROP RLTY TR                SH BEN INT         976391102         723   175500SH       SOLE                  0      0  175500
